Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 02, 2019
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Jan. 02, 2019
Document Effective Date	Jan. 02, 2019
Prospectus Date	Jan. 01, 2019
Innovator S&P 500 Buffer ETF January | Innovator S&P 500 Buffer ETF January
Prospectus:
Trading Symbol	BJAN
Innovator S&P 500 Power Buffer ETF January | Innovator S&P 500 Power Buffer ETF January
Prospectus:
Trading Symbol	PJAN
Innovator S&P 500 Ultra Buffer ETF January | Innovator S&P 500 Ultra Buffer ETF January
Prospectus:
Trading Symbol	UJAN